Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible Assets
	Gamma Linolenic Acid (“GLA’) assets and licensing rights to Arachidonic Acid (“ARA”)	SPC® technology	Customer relationship	Software License	Total Intangible Assets
As of December 31, 2020
Cost	—	—	—	—
Accumulated Amortization	—	—	—	—	—
Net book amount	$—	—	—	—	$—

Year ended June 30, 2021
Opening net book amount	—	—	—	—	—
Additions	3,000,000	1,598,930	—	—	4,598,930
Closing net book amount	$3,000,000	1,598,930	—	—	$4,598,930

As of June 30, 2021
Cost	3,000,000	1,598,930	—	—	4,598,930
Accumulated Amortization	—	—	—	—	—
Net book amount	$3,000,000	1,598,930	—	—	$4,598,930

Year ended June 30, 2022
Opening net book amount	3,000,000	1,598,930	—	—	$4,598,930
Closing net book amount	3,000,000	1,598,930	—	—	$4,598,930

As of June 30, 2022
Cost	3,000,000	1,598,930	—	—	4,598,930
Accumulated Amortization	—	—	—	—	—
Net book amount	3,000,000	1,598,930	—	—	4,598,930

Year ended June 30, 2023
Opening net book amount	3,000,000	1,598,930	—	—	4,598,930
Additions	101,033	63,329	—	—	164,362
Acquisitions through business combinations	—	—	3,819,009	5,045	3,824,054
Effect of changes in foreign exchange rates	—	—	26,235	34	26,269
Amortization(i)	—	—	(93,247)	(1,270)	(94,517)
Closing net book amount	$3,101,033	1,662,259	3,751,997	3,809	$8,519,098

As of June 30, 2023
Cost	3,101,033	1,662,259	3,845,244	5,079	8,613,615
Accumulated Amortization	—	—	(93,247)	(1,270)	(94,517)
Net book amount	$3,101,033	1,662,259	3,751,997	3,809	$8,519,098

(i)      The charge of the amortization is included in Administrative expenses and Research and development expenses (see notes 24 and 25).